Amplify Tokenization Technology Leaders ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 73.9%	Shares	Value
Communication Services - 3.0%
Alphabet, Inc. - Class A	36	$ 12,865
Baidu, Inc. - ADR (a)	112	12,801
		25,666

Financials - 62.1% (b)
American Express Co.	40	13,530
Bank of America Corp.	236	13,447
Bank of New York Mellon Corp.	92	13,304
Blackrock, Inc.	12	11,539
Block, Inc. (a)	196	14,896
Bullish (a)	480	11,246
Capital One Financial Corp.	72	14,445
Citigroup, Inc.	96	13,436
CMC Markets PLC (c)(d)	304	1,848
CME Group, Inc.	48	10,600
Coinbase Global, Inc. - Class A (a)	84	12,280
Deutsche Boerse AG	44	12,013
Etoro Group Ltd. - Class A (a)	336	13,262
Euronext NV (c)(d)	76	12,165
Figure Technology Solutions, Inc. - Class A (a)	448	13,758
Flow Traders Ltd. (a)	132	3,897
Galaxy Digital, Inc. - Class A (a)	416	11,373
Gemini Space Station, Inc. - Class A (a)	2,224	9,474
GMO Financial Holdings, Inc.	300	1,816
Hamilton Lane, Inc. - Class A	164	12,928
HSBC Holdings PLC - ADR	152	14,454
Industrial & Commercial Bank of China Ltd. - Class H	14,000	11,479
Intercontinental Exchange, Inc.	92	11,326
Invesco Ltd.	460	12,139
JPMorgan Chase & Co.	40	13,093
KKR & Co., Inc.	136	12,482
London Stock Exchange Group PLC	108	11,700
Monex Group, Inc.	1,700	6,527
Nasdaq, Inc.	148	11,665
Northern Trust Corp.	76	13,212
NU Holdings Ltd. - Class A (a)	1,084	14,482
OSL Group Ltd. (a)	3,000	4,411
Partners Group Holding AG	16	13,135
Ping An Insurance Group Co. of China Ltd. - Class H	2,000	13,020
Robinhood Markets, Inc. - Class A (a)	148	14,841
Royal Bank of Canada	64	13,246
Singapore Exchange Ltd.	800	14,894
SoFi Technologies, Inc.	796	14,272
State Street Corp.	80	13,568
Swissquote Group Holding SA	264	12,404
Tel Aviv Stock Exchange Ltd.	264	10,943
Toronto-Dominion Bank	112	13,600
Tradeweb Markets, Inc. - Class A	128	12,757
US Bancorp	228	13,771
Wells Fargo & Co.	156	12,892
		531,570

Health Care - 0.2%
Streamex Corp. (a)	2,012		1,711

Information Technology - 8.6%
Akamai Technologies, Inc. (a)	100		11,821
Circle Internet Group, Inc. (a)	164		10,271
Cloudflare, Inc. - Class A (a)	60		14,717
Datavault AI, Inc. (a)	32,468		11,364
International Business Machines Corp.	48		13,498
Microsoft Corp.	32		11,937
			73,608
TOTAL COMMON STOCKS (Cost $674,817)			632,555

EXCHANGE TRADED FUNDS - 23.8%	Shares		Value
Bitwise Solana Staking ETF (a)	5,856		58,618
Bitwise XRP ETF (a)	3,349		39,049
Grayscale Chainlink Trust ETF (a)	7,440		47,616
iShares Ethereum Trust ETF (a)	4,092		48,654
VanEck Avalanche ETF (a)	684		9,388
TOTAL EXCHANGE TRADED FUNDS (Cost $289,878)			203,325

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.2%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.57% (e)	10,040		10,040
TOTAL MONEY MARKET FUNDS (Cost $10,040)			10,040

TOTAL INVESTMENTS - 98.9% (Cost $974,735)			845,920
Other Assets in Excess of Liabilities - 1.1%		0.01069	9,144
TOTAL NET ASSETS - 100.0%			$ 855,064

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $14,013 or 1.6% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of June 30, 2026, the value of these securities total $14,013 or 1.6% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Amplify Tokenization Technology Leaders ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 632,555	$ –	$ –	$ 632,555
Exchange Traded Funds	203,325	–	–	203,325
Money Market Funds	10,040	–	–	10,040
Total Investments	$ 845,920	$ –	$ –	$ 845,920

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.